SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Feb. 25, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents			$ 0
Unrecognized tax benefits accrued for interest and penalties			0
Income tax provision			$ 185,837	$ 215,000
Statutory tax rate (as a percent)				21.00%
Underwriter Units			40,250	40,250
Purchase price per unit			$ 10.25	$ 10.25
Accrued interest or penalties				$ 0
Interest income withdrawn from Trust Account to pay franchise and income taxes			$ 384,973
Redeemable Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchase price per unit			$ 0.0001	$ 0.0001
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units sold		7,000,000	8,050,000	8,050,000
Proceeds from issuance initial public offering	$ 80,500,000	$ 80,500,000
Exercise price of warrants		$ 11.50
Number of shares issuable per warrant		1	1	1
Number of warrants in a unit	0.75
Purchase price per unit	$ 10.00	$ 10.00	$ 10	$ 10
Offering costs			$ 1,240,837	$ 1,240,837
Underwriting fees			$ 750,000	$ 750,000
Over-allotment option
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units sold	1,050,000	1,050,000
Purchase price per unit			$ 11.50	$ 11.50
IPO and Private Placements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Sale of private placement warrants (in shares)			30,188	30,188
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exercise price of warrants			$ 11.50	$ 11.50
Number of shares issuable per warrant				0.75
Warrants outstanding			41,250	41,250
Private Placement Warrants | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Purchase price per unit		$ 10.25
Private Placement Warrants | Warrant share price at $15
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exercise price of warrants		$ 15.00	$ 15	$ 15	$ 15
Sale of private placement warrants (in shares)		1,000,000	1,000,000	1,000,000
Price of warrant			$ 15.00	$ 15.00
Purchase price per unit		$ 0.10	15.00	15.00
Private Placement Warrants | Warrant share price at $10
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exercise price of warrants		$ 10.00
Sale of private placement warrants (in shares)		55,000
Private Placement Warrants | Warrant share price at $11.50
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exercise price of warrants		$ 11.50	$ 11.50	$ 11.50
Sale of private placement warrants (in shares)		3,950,000	3,950,000	3,950,000
Price of warrant			$ 11.50	$ 11.50
Purchase price per unit		$ 1.00	11.50	11.50
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exercise price of warrants			$ 11.50	$ 11.50
Warrants outstanding			6,037,500	6,037,500
Purchase price per unit			$ 0.10	$ 0.10
Public Warrants | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Price of warrant		$ 10.00